Financial risk management objectives and policies - Reconciliation of Adjusted EBITDA (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financial Instruments [Abstract]
Operating profit	$ 19.3	$ 35.8	$ 37.9
Profit on sale of redundant site (Note 5)	(0.4)	(2.1)	0.0
Changes to defined benefit pension plans (Note 5)	0.0	(0.6)	(18.0)
Restructuring and other expense (Note 5)	21.6	2.2	22.4
Loss on disposal of property, plant and equipment	0.1	0.2	0.0
Other share based compensation charges	2.2	1.4	1.3
Depreciation and amortization	19.0	18.4	18.6
Adjusted EBITDA	61.8	55.3	62.2
Bank and other loans	108.8	121.0	131.6
Less: Cash and cash equivalents	(13.3)	(13.6)	(36.9)
Add: Overdrafts	4.2	0.0	0.0
Add: Restricted cash	0.7	0.0	0.0
Net debt	$ 100.4	$ 107.4	$ 94.7
Net debt: Adjusted EBITDA ratio	1.6	1.9	1.5